Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes
The components of the provision for income taxes from continuing operations are comprised of the following for the years ended December 31:

	2014	2013	2012
Current
Federal	$0.2	$—	$—
State	2.7	2.4	1.4
	2.9	2.4	1.4
Deferred
Federal	(83.2)	(39.4)	(18.4)
State	(0.3)	(8.4)	3.5
	(83.5)	(47.8)	(14.9)
Benefit for income taxes	$(80.6)	$(45.4)	$(13.5)

Reconciliation between Provision for Income Taxes and Expected Tax Provision
A reconciliation between the provision for income taxes and the expected tax provision for continuing operations using the federal statutory in effect for the years ended December 31 as follows:

	2014	2013	2012
Amount computed using statutory rates	$(34.3)	$(47.6)	$(40.3)
State income taxes, net of Federal benefit	(1.3)	(2.4)	(5.8)
Tax rate adjustment	6.6	0.1	8.8
Other	(0.2)	1.1	3.6
Transaction costs	—	—	4.0
Valuation allowance	(51.4)	3.4	16.2
Benefit for income taxes	$(80.6)	$(45.4)	$(13.5)

Summary of Company's Deferred Tax Assets and Liabilities
The Company’s deferred tax assets and liabilities from continuing operations relate to the following sources and differences between financial accounting and the tax basis of the Company’s assets and liabilities at December 31:

	2014	2013
Deferred tax assets
Allowance for doubtful accounts	$2.0	$2.7
Insurance reserve	17.5	12.4
Net operating loss	178.3	178.1
Capital loss carryforward	69.1	67.2
Accrued bonus and vacation	7.7	8.0
Stock compensation	1.8	3.5
Other comprehensive income	0.6	—
Tax credits	6.9	6.8
Other	21.1	8.7
Total deferred tax assets	305.0	287.4
Valuation allowance	(96.1)	(141.6)
Deferred tax assets less valuation allowance	208.9	145.8
Deferred tax liabilities
Fixed asset basis	(117.8)	(120.3)
Intangible basis	(127.2)	(126.7)
Landfill and environmental remediation liabilities	(113.8)	(136.4)
Other	(5.4)	(2.8)
Deferred tax liabilities	(364.2)	(386.2)
Net deferred tax liability	$(155.3)	$(240.4)

Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits for 2014, 2013 and 2012 is as follows:

	2014	2013	2012
Balance at January 1,	$6.2	$6.2	$—
Additions based on tax positions of prior years	—	—	6.2
Balance at December 31,	$6.2	$6.2	$6.2